Subsequent events - Additional Information (Detail) € in Thousands, $ in Millions		6 Months Ended		12 Months Ended
	Mar. 30, 2023 JPY (¥)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 29, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Dec. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Total equity | €		€ 243,737	€ 218,119	€ 300,806	€ 290,826	€ 250,395			€ 323,467
Proceeds from borrowings, classified as financing activities | €		€ 80,034	€ 107,116	€ 190,729	€ 176,174	€ 92,408
Shareholder Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total equity | $							$ 20
Major purchases of assets [member] | Brand names [member] | JeanneLanvinS.a [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings rates	9.10%
Interest payable								¥ 84,502,623
Percentage of upfront fee	2.50%
Upfront fee amount	¥ 92,860,026
Purchase of intangible assets, trademarks	3,357,520,000
Proceeds from borrowings, classified as financing activities	179,518,381,000
Major purchases of assets [member] | Brand names [member] | Meritz [Member] | JeanneLanvinS.a [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	¥ 3,714,401,030